iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  28 .4%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 5,693 $ 1,988,394
Brown-Forman Corp. , Class A ................ 29,817 1,680,784
Brown-Forman Corp. , Class B , NVS ............ 111,731 6,134,032
Celsius Holdings, Inc.
(a) (b)
.................... 87,272 4,354,873
Coca-Cola Co. (The) ...................... 2,262,484 134,595,173
Constellation Brands, Inc. , Class A ............. 97,908 23,995,293
Keurig Dr Pepper, Inc. ..................... 579,414 18,216,776
Molson Coors Beverage Co. , Class B ........... 106,205 6,562,407
Monster Beverage Corp.
(a)
................... 452,317 24,886,482
PepsiCo, Inc. ........................... 800,189 134,855,852
357,270,066
a
Chemicals  —  1 .6%
Corteva, Inc. ............................ 433,632 19,721,583
a
Consumer Staples Distribution & Retail  —  6 .3%
Albertsons Companies, Inc. , Class A ............ 253,065 5,370,039
Casey's General Stores, Inc. ................. 22,625 6,139,520
Grocery Outlet Holding Corp.
(a) (b)
............... 57,880 1,434,266
Kroger Co. (The) ......................... 396,626 18,300,324
Performance Food Group Co.
(a)
............... 93,084 6,765,345
Sysco Corp. ............................ 308,500 24,966,905
U.S. Foods Holding Corp.
(a)
.................. 137,658 6,333,645
Walgreens Boots Alliance, Inc. ................ 435,390 9,826,752
79,136,796
a
Food Products  —  17 .9%
Archer-Daniels-Midland Co. .................. 324,566 18,039,378
Bunge Global SA ......................... 87,922 7,745,049
Campbell Soup Co. ....................... 116,210 5,186,452
Conagra Brands, Inc. ...................... 289,073 8,426,478
Darling Ingredients, Inc.
(a)
................... 96,293 4,169,487
Flowers Foods, Inc. ....................... 113,847 2,595,712
Freshpet, Inc.
(a)
.......................... 26,227 2,258,145
General Mills, Inc. ........................ 353,439 22,941,726
Hershey Co. (The) ........................ 91,123 17,635,945
Hormel Foods Corp. ....................... 175,884 5,341,597
Ingredion, Inc. ........................... 40,081 4,311,513
J M Smucker Co. (The) ..................... 62,392 8,207,668
Kellanova .............................. 157,899 8,646,549
Kraft Heinz Co. (The) ...................... 488,316 18,131,173
Lamb Weston Holdings, Inc. ................. 88,320 9,047,501
McCormick & Co., Inc. , NVS ................. 152,720 10,409,395
Mondelez International, Inc. , Class A ............ 770,256 57,977,169
Pilgrim's Pride Corp.
(a)
..................... 25,030 680,065
Post Holdings, Inc.
(a)
....................... 31,270 2,904,045
Seaboard Corp. .......................... 130 468,390
Tyson Foods, Inc. , Class A .................. 168,846 9,246,007
WK Kellogg Co .......................... 39,359 511,273
224,880,717
a
Health Care Providers & Services  —  9 .3%
Cencora, Inc. ........................... 98,244 22,859,414
CVS Health Corp. ........................ 727,423 54,098,448
McKesson Corp. ......................... 81,011 40,496,589
117,454,451
a
Household Products  —  24 .5%
Church & Dwight Co., Inc. ................... 148,463 14,824,031
Clorox Co. (The) ......................... 75,157 10,916,554
Colgate-Palmolive Co. ..................... 488,676 41,146,519
Kimberly-Clark Corp. ...................... 204,817 24,776,712
Procter & Gamble Co. (The) ................. 1,362,497 214,102,779
Security Shares Value
a
Household Products (continued)
Reynolds Consumer Products, Inc. ............. 32,854 $ 892,643
Spectrum Brands Holdings, Inc. ............... 21,161 1,663,678
308,322,916
a
Personal Care Products  —  1 .8%
Kenvue, Inc. ............................ 1,054,695 21,895,468
Olaplex Holdings, Inc.
(a)
.................... 80,745 181,677
22,077,145
a
Tobacco  —  9 .9%
Altria Group, Inc. ......................... 1,042,605 41,829,313
Philip Morris International, Inc. ................ 907,620 82,457,277
124,286,590
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,330,535,589 ) ............................... 1,253,150,264
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 4,531,803 4,534,522
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 1,995,898 1,995,898
a
Total Short-Term Securities — 0.5%
(Cost: $ 6,530,371 ) .................................. 6,530,420
Total Investments — 100.2%
(Cost: $ 1,337,065,960 ) ............................... 1,259,680,684
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (2,264,628)
Net Assets — 100.0% ................................. $ 1,257,416,056
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Consumer Staples ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 4,945,999  $ —  $ (413,721)
(a)
$ 3,050  $ (806) $ 4,534,522  4,531,803  $ 13,833
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,141,939  —  (146,041)
(a)
—  —  1,995,898  1,995,898  99,973  —
$ 3,050  $ (806)
$ 6,530,420
$ 113,806  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index .................................................. 55 03/15/24 $ 4,061 $ 66,498

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,253,150,264  $ —  $ —  $ 1,253,150,264
Short-Term Securities
Money Market Funds ...................................... 6,530,420  —  —  6,530,420
$ 1,259,680,684  $ —  $ —  $ 1,259,680,684
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 66,498  $ —  $ —  $ 66,498
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)